Other finance income and costs (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of Other finance income and costs [Abstract]
Disclosure of Other Finance Income and Costs
Other finance income and costs consist of the following:

	Yen in millions
	For the years ended March 31,
	2023	2024	2025

Other finance income
Interest income
Financial assets measured at amortized cost	101,737	289,035	256,034
Financial assets measured at fair value through other comprehensive income	132,365	165,653	108,594
Dividend income
Financial assets measured at fair value through other comprehensive income	109,308	127,178	120,435
Other	35,939	165,370	71,637

Total	379,350	747,236	556,700

Other finance costs
Interest expense
Financial liabilities measured at amortized cost	(47,356)	(64,733)	(84,106)
Other	(77,757)	(38,975)	(106,605)

Total	(125,113)	(103,709)	(190,711)